Related Party Transactions	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 19 – RELATED PARTY TRANSACTIONS

Nature of relationships with related parties

Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer
Jun Zheng	Director of the Company
Xiaodong Ji	Independent Director of the Company
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.	An entity controlled by Xiaodong Ji

Related party balances

The amounts due from related parties as of March 31, 2025 and 2024 were as follows:

	As of March 31,
	2025	2024

Jiangsu Sutaitang Online Commercial Co., Ltd.	$370,862	$-
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	41,561	-
Taizhou Su Xuan Tang Chinese Medicine Clinic	5,140	-
Total due from related parties	$417,563	$-

The amounts due to related parties as of March 31, 2025 and 2024 were as follows:

	As of March 31,
	2025	2024

Jiangsu Health	$-	$1,047,550
Total due to related parties	$-	$1,047,550

Related party transactions

1) Revenues generated from related parties

The company sells several TCMP products to related companies based on terms and conditions mutually agreed between the relevant parties. These related party transactions were conducted in the ordinary course of business of the Company.

	For the years ended March 31,
	2025	2024	2023

Taizhou Su Xuan Tang Chinese Hospital Co. Ltd.	1,621	25,528	17,478
Taizhou Su Xuan Tang Chinese Medicine Clinic	1,091	2,232	11,533
Taizhou Jiutian Pharmaceutical Co. Ltd.	1,589	-	4,610
Total revenue generated from related parties	$4,301	$27,760	$33,621

2) Other related party transactions

For the years ended March 31, 2025, 2024 and 2023, the Company made advances to related parties of $Nil, $2,205,254 and $628,911, respectively. For the years ended March 31, 2025, 2024 and 2023, the Company made repayments to related parties of $Nil, $1,727,418 and $2,197,555, respectively.

For the years ended March 31, 2025, 2024 and 2023, non-cash settlement between balances of accounts receivable from related parties and due to related parties were $Nil, $1,235,290 and $1,263,993, respectively. For the years ended March 31, 2025, 2024 and 2023, non-cash settlement between balances of due from related parties and due to related parties were $8,993,443, $6,080,971 and $4,051,569, respectively. For the year ended March 31, 2025, non-cash settlement between balances of long-term deposit and due to related parties was $7,267,770.

For the year ended March 31, 2024, the Company borrowed $90,024 from Jun Zheng, which has no fixed term and bear interest of 6%.

On January 1, 2018, the Company entered into a lease agreement with Jiangsu Health Pharmaceutical Investment Co., Ltd. to obtain the right of use for office and warehouse of 3,627 square meters for 10 years for free. The Company recorded right-of-use assets and lease expenses based on the fair value for the lease. For the years ended March 31, 2025, 2024 and 2023, the Company record operating lease expenses were $69,343, $69,819, and $73,034, respectively.

Guarantee

For the years ended March 31, 2025 and 2024, Taizhou Suxuantang signed several financial guarantee agreements for its related parties. Details of the financial guarantee agreements, please refer to Note 20.